Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes
14.	Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in the Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

MKD HK is incorporated in Hong Kong and is subject to Hong Kong profits tax rate of 16.5% on its activities conducted in Hong Kong. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008, except for the following entities eligible for preferential tax rates.

In October 2016, Shanghai MOLBASE qualified as High and New Technology Enterprise (“HNTE”) and was eligible for 15% preferential tax rate effective for three consecutive years. Shanghai MOLBASE reapplied for HNTE certificate in 2019 and the approval was obtained on January 10, 2020 with a retroactive effect from 2019 to 2021.

In 2019 and 2020, Shanghai MOUHUA was qualified for small and micro-sized enterprise (“SME”) and became eligible for both the 50% reduction of taxable income and the reduced EIT rate of 20%. Accordingly, for the years ended December 31, 2019 and 2020, Shanghai MOHUA enjoyed 50% reduction of taxable income and the reduced EIT rate of 20%.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Company’s loss before income tax consisted of:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Non-PRC	(124,022)	(49,214)	(192,799)	(29,548)
PRC	(130,617)	(143,869)	(132,781)	(20,350)

	(254,639)	(193,083)	(325,580)	(49,898)

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive loss were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current	—	465	2,458	377
Deferred	—	—	—	—

Income tax expenses	—	465	2,458	377

The reconciliations of the income tax expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Loss before income tax expense	(254,639)	(193,083)	(325,580)	(49,898)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(63,660)	(48,271)	(81,395)	(12,475)
Additional deduction of research and development expenses	—	(1,202)	(4,941)	(757)
Effect of different tax rates in different jurisdictions	31,006	12,303	48,200	7,388
Preferential rate	1,137	—	—	—
Statutory income/(expense)	(1,547)	(3,569)	3,546	543
Non-deductible expenses	1,138	4,595	156	24
Current and deferred tax rate differences	(1,313)	—	—	—
Change in valuation allowance	33,239	36,609	36,892	5,654
Income tax expenses	—	465	2,458	377

The significant components of the Company’s deferred tax assets were as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for doubtful debt	9,442	7,682	1,177
Impairment of a long-term investment	—	—	—
Advertising expense	41	183	28
Additional social insurance	1,086	1,086	166
Accrued expense and other current liability	1,907	772	118
Tax losses	38,040	75,846	11,625
Less: valuation allowance	(50,516)	(85,569)	(13,114)

Deferred tax assets, net	—	—	—

The Company operates through subsidiaries, VIEs and the subsidiary of the VIE and valuation allowance is considered for each of the entities on an individual basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2019 and 2020. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2020, the Company had taxable losses of RMB303,384 (US$46,495) derived from entities in the PRC, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from December 31, 2021 to 2030 if not utilized.

The Company plans to indefinitely reinvest the undistributed earnings of its subsidiaries, the VIEs and the subsidiary of the VIE located in the PRC. As of December 31, 2020, the total amount of undistributed earnings from these entities was nil and no withholding tax has been accrued.

Unrecognized Tax Benefits

As of December 31, 2019 and 2020, the Company had unrecognized tax benefit of RMB3,006 and RMB5,650 (US$866), respectively, all of which were presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets and of which, full valuation allowance would have been recorded. The unrecognized tax benefit was mainly related to income of the Company not properly recorded. It is possible that the amount of unrecognized benefits will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2019 and 2020, there were RMB2,965 and RMB2,645 (US$405) of unrecognized tax benefits that, if ultimately recognized, would affect the annual effective tax rate excluding the relating impact on valuation allowance. A reconciliation of the beginning and ending amounts of unrecognized tax benefits was as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$

Balance at the beginning of year	—	3,006	461
Additions based on tax positions related to the current year	2,252	4,896	750
Additions related to prior year tax position	1,092	—	—
Decreases related to prior year tax position	(338)	(2,252)	(345)

Balance at the end of year	3,006	5,650	866

For the years ended December 31, 2017, 2018 and 2019, no interest expense was accrued in relation to the unrecognized tax benefits. Accumulated interest expenses recorded in unrecognized tax benefits were nil and nil as of December 31, 2018 and 2019, respectively.

As of December 31, 2020, the tax years ended December 31, 2015 through 2020 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.